SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of estimated useful lives of main classes of intangible assets

Estimated useful lives (years)
5G licenses	20
3G/4G licenses	15
Núcleo´s licenses	5-10
Customer Relationship	5-14
Incremental Costs from the Acquisition of Contracts	2
Content activation	2
Internally generated software	5-10
Other	2-28

Schedule of impairment recognized by concept

	As of December 31,
	2023	2022	2021

	Gain (loss)
Return of radioelectric spectrum (See Note 2.e.i)	—	(8,330)	—
Brands Cablevisión and Fibertel (a)	—	—	(2,719)
Assets classified as held for sale (See Note 3.j)	(138)	(5,527)	—
Telecom Goodwill (See Note 3.u.1)	—	(759,523)	—
Goodwill allocated to subsidiaries	—	(199)	(4,045)
Others (b)	(176)	7,096	(1,024)
Total	(314)	(766,483)	(7,788)
a)	Impairment recognized as a result of the Company’s decision to discontinue the use of those brands, unifying all the customers of those services under the brands Flow and Personal in order to simplify the brand portfolio and to consolidate a new visual identity as an institution itself and of its products and services.
b)	In 2022, it includes recovery of provisions for $6,773 million related to works in progress that were completed during that fiscal year.

Schedule of assumptions used in determining expense and benefit obligations

	2023	2022	2021
Discount Rate (1)	4.2% - 12.2%	6.0% - 11.6%	6.1% - 11.8%
Projected increase rate in compensation	32.0% - 175.0%	52.0% - 83.1%	23.0% - 51.8%
1)	Represents real discount rates.

Schedule of new standards and interpretations issued by the IASB applied by the company

The Company has applied the following new standards and amendments for the first time from January 1, 2023:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 1	Information relating to material accounting policies	January 1, 2023
Amendments to IAS 8	Definition of accounting estimate	January 1, 2023
Amendments to IAS 12	Deferred tax – recognition of assets and liabilities arising from a single transaction	January 1, 2023
Amendments to IAS 12	International Tax Reform – Pillar Two Model Rules	January 1, 2023

Schedule of new standards and interpretations issued by the IASB not in force

As of the date to prepare these consolidated financial statements, the Company has not applied the following new standards and amendments to the existing ones which application is mandatory for periods beginning after December 31, 2023:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IFRS 16	Measurement of the lease liability in a sale and leaseback transaction	January 1, 2024
Amendments to IAS 1	Classification of liabilities as current and non-current exposed to covenants	January 1, 2024
Amendments to IAS 7 and IFRS 7	Disclosure requirements to enhance the transparency of supplier finance arrangements and their effects on a company’s liabilities, cash flows and exposure to liquidity risk.	January 1, 2024
Amendments to IAS 21	Lack of Exchangeability: Evaluation when a currency is exchangeable into another currency;	January 1, 2025